Basis Of Presentation And Significant Accounting Policies (Narrative) (Detail)	12 Months Ended
Dec. 31, 2012 Y
Significant Accounting Policies [Line Items]
Real estate percentage of sales price maintained	1.00%
Real estate warranty period	1
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue	5.00%